Information related to guaranteed securities issued by subsidiaries	6 Months Ended
Jun. 30, 2019
Investments accounted for using equity method [abstract]
Information related to guaranteed securities issued by subsidiaries
32.	Information related to guaranteed securities issued by subsidiaries

32.1.	Petrobras Global Finance B.V. (PGF)

Petróleo Brasileiro S.A.—Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF.